Derivative Financial Instruments and Hedging Gain(Loss) recognized in earnings from derivative instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Participation in Ralcorp derivative program costs [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	$ 0	$ 0	$ (2.0)
Commodity Contract [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	(12.4)	(0.6)	0
Future [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	(0.4)	(0.3)	0.3
Foreign Exchange Contract [Member] | Selling, General and Administrative Expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	(6.3)	0	0
Interest Rate Swap [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	$ (35.5)	$ 0	$ 0